Fees Summary	Nov. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 48,171,920.00
Previously Paid Amount	0.00
Total Fee Amount	7,375.12
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 7,375.12
Narrative - Max Aggregate Offering Price	$ 48,171,920.00
Final Prospectus	true